Issuance Of New Grants (Detail) (USD $)	12 Months Ended			6 Months Ended					12 Months Ended			6 Months Ended										12 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 January 2, 2013 [Member]	Jun. 30, 2013 January 22, 2013 [Member]	Jun. 30, 2013 February 4, 2013 [Member]	Jun. 30, 2013 April 1, 2013 [Member]	Jun. 30, 2013 May 21, 2013 [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member] January 2, 2013 [Member]	Jun. 30, 2013 Restricted Stock [Member] January 22, 2013 [Member]	Jun. 30, 2013 Restricted Stock [Member] February 4, 2013 [Member]	Jun. 30, 2013 Restricted Stock [Member] April 1, 2013 [Member]	Jun. 30, 2013 Restricted Stock [Member] May 21, 2013 [Member]	Jun. 30, 2013 Employee Stock Option [Member] January 2, 2013 [Member]	Jun. 30, 2013 Employee Stock Option [Member] January 22, 2013 [Member]	Jun. 30, 2013 Employee Stock Option [Member] February 4, 2013 [Member]	Jun. 30, 2013 Employee Stock Option [Member] April 1, 2013 [Member]	Jun. 30, 2013 Employee Stock Option [Member] May 21, 2013 [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2010 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member] January 2, 2013 [Member]	Jun. 30, 2013 Performance Shares [Member] January 22, 2013 [Member]	Jun. 30, 2013 Performance Shares [Member] February 4, 2013 [Member]	Jun. 30, 2013 Performance Shares [Member] April 1, 2013 [Member]	Jun. 30, 2013 Performance Shares [Member] May 21, 2013 [Member]
Issuance of new grants
Grant Date				Jan. 02, 2013	Jan. 22, 2013	Feb. 04, 2013	Apr. 01, 2013	May 21, 2013
Restricted and Performance shares									230,096	205,463	2,363	1,805	47,994	18,668	157,142	111,193						145,508	81,489	2,363	0	95,991	21,828	28,662	0
Granted date fair value of Restricted and Performance shares									$ 26.40	$ 27.37	$ 15.30	$ 25.20	$ 23.90	$ 22.63	$ 18.51	$ 13.66						$ 25.78	$ 42.72	$ 18.65	$ 0.00	$ 27.41	$ 25.96	$ 21.23	$ 0.00
Stock options	151,102	139,916	4,089														0	77,715	17,692	73,290	0
Grant date fair value of stock options	$ 26.97	$ 27.39	$ 15.30														$ 0.00	$ 14.77	$ 14.00	$ 11.39	$ 0.00